INVENTORIES, NET - Movement of allowance for slow-moving inventories (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
INVENTORIES, NET
Beginning balance		¥ 0	¥ 1,399,524
Charge to cost of sales	$ 8,037	56,817	65,380
Less: Selling of slow-moving items	(8,037)	(56,817)	(1,464,904)
Ending balance	$ 0	¥ 0	¥ 0